Schedule of estimated useful lives (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	2 years 11 months 1 day	2 years 9 months 25 days
Machinery and facilities member
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	6 years 8 months 26 days	6 years 3 months 22 days
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	10 years 22 days	10 years 11 days
It equipment member
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	21 years 2 months 5 days	20 years 2 months 23 days
Lab equipment member
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	9 years 6 months 10 days	9 years 6 months 25 days
Security equipment member
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	10 years 15 days	9 years 6 months 14 days
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	18 years 9 months 25 days	18 years 10 months 21 days
Other member
Disclosure of detailed information about property, plant and equipment [line items]
Estimates useful lives	17 years 18 days	13 years 6 months 18 days